Acquisition of Business	6 Months Ended
Jun. 30, 2019
Acquisition of Business [Abstract]
ACQUISITION OF BUSINESS
NOTE 5:	ACQUISITION OF BUSINESS

On June 1, 2019 the Company completed the acquisition of the assets of Imdecol Ltd, a global integrator and manufacturer of automatic and robotic systems that enhance the productivity of production lines.

The purchase price of Imdecol's business is based on a multiple of four times the average annual operating profit of Imdecol's business for the years 2017, 2018, 2019 and for the 12 months ended June 30, 2020 (the "Formula of Consideration").

The purchase price for Imdecol's assets is payable as follows:

a.	An advance of $276 was paid to Imdecol in cash upon signing the definitive agreement in March 2019;

b.	An additional approximately $1,619 was paid to Imdecol in cash at closing, on June 1, 2019.

c.	The final consideration will be paid by August 2020, according to the Formula of Consideration. Additional payment, if required, will be done in the following manner:

●	Up to $417 shall be paid to Imdecol, by way of issuance of BOS's ordinary shares. The value of the ordinary shares will be determined according to their market price prior to issuance and the shares will be subject to a lock-up period until June 2022.

●	The residual amount, if any, will be paid in cash.

The acquisition was accounted for as a business combination under ASC-805.

The purchase price allocation of the acquired business is as follows:

June 01,
2019
Cash paid	1,895
Total acquisition price	$1,895

Recognized amounts of identifiable assets acquired:
Intangible assets, net	953
Property and equipment, net	91
Inventory	380
Net assets acquired	1,424
Goodwill	471

As part of the purchase price allocation for the acquisition, the Company recorded goodwill in the amount of $471. Goodwill reflects the value or premium of the acquisition price in excess of the fair values assigned to specific tangible and intangible assets. Goodwill has an indefinite useful life and therefore is not amortized as an expense (the goodwill balance is not deductible for income tax purposes), but is reviewed annually for impairment of its fair value to the Company. The purchase price intrinsically recognizes the benefits of the broadened depth of new markets and management team and is primarily attributable to expected synergies. Company's management expects that the acquired business performance by August 2020 will not meet the profitability goals for contingent payment. Accordingly, no contingent consideration was recorded.

The Company filed proforma information regarding the acquisition and the acquired business operations was determined to be included in the RFID and Robotics Solutions segment.